Earnings per share (Detail Textuals) - shares	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2014	Mar. 31, 2013
Earnings per share [abstract]
Antidilutive share options	367,749	361,278	360,257	375,899